Other information (Details) $ / shares in Units, $ in Thousands						12 Months Ended
	Feb. 26, 2021 $ / shares	Jan. 31, 2021 USD ($)	Jan. 07, 2021 USD ($) shares	Jan. 06, 2021 USD ($) MW	Dec. 11, 2020 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2021	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 27, 2018
Restricted Net Assets [Abstract]
Restricted net assets						$ 324,000
Subsequent Events [Abstract]
Investments accounted for using equity method						116,614		$ 139,925	$ 53,419
Proceeds from issuing shares					$ 167,000
Subsequent Events [Member]
Subsequent Events [Abstract]
Dividend declaration date	Feb. 26, 2021
Dividend approved (in dollars per share) | $ / shares	$ 0.42
Dividend approved expected date to be paid	Mar. 22, 2021
Renewable Energy [Member]
Subsequent Events [Abstract]
Investments accounted for using equity method						$ 61,866		$ 77,549
Algonquin [Member]
Subsequent Events [Abstract]
Proceeds from issuing shares					$ 133,000
Ownership percentage acquired										16.47%
Algonquin [Member] | Subsequent Events [Member]
Subsequent Events [Abstract]
Number of ordinary shares sold in private placement (in shares) | shares			4,020,860
Ownership interest			44.20%
Proceeds from issuing shares			$ 133,000
Chile PV2 [Member] | Renewable Energy [Member] | Subsequent Events [Member]
Subsequent Events [Abstract]
Installed capacity | MW				40
Investments accounted for using equity method				$ 5,000
Rioglass [Member]
Subsequent Events [Abstract]
Ownership interest						15.00%
Rioglass [Member] | Forecast [Member]
Subsequent Events [Abstract]
Ownership interest		100.00%
Ownership percentage acquired							42.50%
Sale of ownership, percentage							42.50%
Rioglass [Member] | Subsequent Events [Member]
Subsequent Events [Abstract]
Investments accounted for using equity method		$ 7,000				$ 7,000
Ownership percentage acquired		42.50%